Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 112,532	$ 79,431
Short-term investments		24,270
Accounts receivable-third parties	43,512	40,812
Accounts receivable-related parties	2,419	4,223
Other receivables, prepayments and deposits	7,762	4,314
Inventories	10,687	12,822
Other current assets	1,065	1,508
Total current assets	177,977	167,380
Property, plant and equipment	11,924	9,954
Investments in equity investees	147,824	158,506
Other assets	6,975	6,597
Total assets	344,700	342,437
Current liabilities
Accounts payable-third parties	27,262	30,383
Accounts payable-related parties	5,401	5,155
Other payables, accruals and advance receipts	27,651	31,716
Amounts due to related parties	8,152	5,308
Short-term bank borrowings	26,861	19,957
Other current liabilities	1,515	2,600
Total current liabilities	96,842	95,119
Long-term bank borrowings	19,990	26,830
Other liabilities	16,367	16,428
Total liabilities	133,199	138,377
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $1.00 par value; 75,000,000 shares authorized; 60,737,204 and 60,705,823 shares issued at June 30, 2017 and December 31, 2016 respectively	60,737	60,706
Additional paid-in capital	208,658	208,196
Accumulated losses	(78,685)	(80,357)
Accumulated other comprehensive loss	(1,331)	(4,275)
Total Company's shareholders' equity	189,379	184,270
Non-controlling interests	22,122	19,790
Total shareholders' equity	211,501	204,060
Total liabilities and shareholders' equity	$ 344,700	$ 342,437